Note 9 - Income Taxes (Details) - Income Tax Expense on the Consolidated Statements of Operations (Parentheticals)	12 Months Ended
Dec. 31, 2014
Note 9 - Income Taxes (Details) - Income Tax Expense on the Consolidated Statements of Operations (Parentheticals) [Line Items]
Statutory tax rate	35.00%